833 EAST MICHIGAN STREET, SUITE 1800 MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

March 23, 2016

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

Frontier Funds, Inc.
(Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

On behalf of Frontier Funds, Inc. (the “Company”), in lieu of filing the forms of Prospectuses and Statement of Additional Information for the Service Class shares of the Frontier Timpani Small Cap Growth Fund, Frontier Netols Small Cap Value Fund,  Frontier Phocas Small Cap Value Fund, Frontier MFG Core Infrastructure Fund, Frontier MFG Global Equity Fund and Frontier MFG Global Plus Fund, each a series of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 97 to the Company’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 97 was filed electronically via EDGAR on March 17, 2016.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C. GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.